Benefit plans and stock-based compensation	12 Months Ended
Mar. 31, 2012
Benefit plans and stock-based compensation [Abstract]
Benefit plans and stock-based compensation
8.	Benefit plans and stock-based compensation:

(a)	Stock option plans and arrangements:

(i)	The Company can issue stock options and SARs to executive management, key employees and directors under a stock-based compensation plan.

The Company has a Long-Term Incentive Plan under which awards may be made in order to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and to promote the success of the Company. Any employee or consultant selected by the administrator is eligible for any type of award provided for under the Long-Term Incentive Plan, except that incentive stock options may not be granted to consultants. The Long-Term Incentive Plan provides for the grant of units and performance units or share awards. The Long-Term Incentive Plan authorizes the issuance of 900,000 Class A voting shares, which consist of authorized but unissued Class A voting shares. The Company is restricted from issuing Class A voting shares or equity based awards under this program without the approval of the shareholders of the Company if such issuance, when combined with the Class A voting shares issuable under this plan or any of the Company’s other equity incentive award plans exceeds 1,304,025 Class A voting shares. As of March 31, 2012, there were 32,320 cash-based stock appreciation rights that were granted under the Long-Term Incentive Plan. The stock appreciation rights outstanding under the Long-Term Incentive Plan have a weighted average exercise price of $4.35. As of March 31, 2012, there were stock options to purchase 230,000 shares outstanding under the Long-Term Incentive Plan. During fiscal 2012, stock options to purchase 175,000 shares of the Company’s Class A voting shares were issued with a three year vesting period, an average exercise price of $1.07 and an expiration date of 10 years after the grant date. The weighted-average grant-date fair value of the options granted during fiscal 2012 was $1.02. The fair values of the newly issued options were calculated as of the date of their grant, using the Black-Scholes pricing model with the following weighted-average assumptions: Dividend yield – 0%; Expected volatility—97.8%; Risk-free interest rate – 2.19%; and expected term in years – 10 years. The intrinsic value of the outstanding options as of March 31, 2012 was zero as the strike price for all options outstanding were equal to or greater than the Company’s stock price on March 31, 2012. The unrecognized compensation related to the non-vested portion of stock options granted as of March 31, 2012 was $153,000. Total compensation cost for options recognized in earnings was $68,000 and $19,000 during fiscal 2012 and 2011, respectively. No stock-based awards were issued or outstanding under this plan in fiscal 2010.

The Company has outstanding employee stock options issued under the Birks Employee Stock Option Plan (the “Birks ESOP”). The Birks ESOP was authorized to issue 237,907 shares or 10% of non-voting common stock. The granting of options, the exercise price and the related vesting period were determined at the discretion of the Board of Directors. The lives of the options issued under the Birks ESOP were not to exceed 10 years with options vesting generally pro-rata over four years. Effective November 15, 2005, no awards are permitted to be granted under the Birks ESOP. However, the Birks ESOP will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms. In March 2010, the Company offered employees who held options under this plan the right to amend their current options. The amended options terms would be consistent with the original grant except that the new options would have a lower exercise price, be exercisable for a lesser number of the Company’s Class A voting shares, have a new ten-year term and be subject to different terms in the event of a change in control or if the Company had a going-private transaction. The offer to amend expired on April 16, 2010. Effective April 16, 2010, pursuant to the offer to amend, the Company received tendered eligible stock options covering 47,353 shares of its Class A voting shares all of which were fully vested and provided amended fully vested options to purchase up to 9,470 shares of the Company’s Class A voting shares, thereby reducing the number of shares issuable upon exercise of outstanding options by 37,883 shares. The amended options have an exercise price of $1.05 per share. As of March 31, 2012, March 26, 2011 and March 27, 2010, there were 8,174, 10,142 and 49,817 Class A voting shares underlying options granted under the Birks ESOP, respectively.

The fair value of the cancelled and newly issued options were estimated as of April 16, 2010, using the Black-Scholes pricing model with the following weighted-average assumptions used for the cancelled and newly issued options as of April 16, 2010:

	Cancelled Options	Newly Issued Options
Dividend yield	0%	0%
Expected volatility	116.6%	95.0%
Risk-free interest rate	0.96%	3.79%
Expected term in years	1.9	10.0

No compensation expense was required to be recorded related to the amended option transaction and no compensation income or expense was required to be recorded for the outstanding option under this plan for the years ended March 31, 2012, March 26, 2011 and March 27, 2010, respectively.

(ii)

The Company had previously issued options to the Company’s former Chief Executive Officer under a separate employment agreement. On March 16, 2010, the Company entered into an amendment to the employment agreement with the Company’s former Chief Executive Officer to cancel the outstanding options to purchase 509,121 Class A voting shares at exercise prices ranging from CAN $6.00 to CAN $7.00 granted under his previous employment agreement including the right to purchase shares under an anti-dilutive feature and grant new stock options to purchase 242,944 Class A voting shares of the Company. These new options are exercisable for a purchase price of $1.00 per share. The options issued to the Company’s former Chief Executive Officer are currently exercisable and expire on March 31, 2014. Compensation expense of $24,000 was recorded associated with the cancellation and issuance of the new options for the year ended March 27, 2010. The fair values of the cancelled and newly issued options were estimated as of March 16, 2010, using the Black-Scholes pricing model with the following weighted-average assumptions used for both the cancelled and newly issued options:

March 16, 2010
Dividend yield	0%
Expected volatility	94.4%
Risk-free interest rate	3.66%
Expected term in years	10

No compensation income or expense was required to be recorded for the outstanding option of the Company’s former Chief Executive Officer for the years ended March 31, 2012 and March 26, 2011, respectively.

(iii)

As of March 31, 2012, the Company had outstanding 15,000 options granted to current and former members of its Board of Directors to acquire Class A voting shares of the Company for a purchase price of CAN$7.73 exercisable at any time until April 23, 2014. No compensation expense (income) was recorded during the years ended March 31, 2012, March 26, 2011 and March 27, 2010, respectively.

The following is a summary of the activity of Birks’ stock option plans and arrangements. The weighted average exercise price for Canadian priced options in the summary below have been converted to U.S. dollars using the exchange rate for Canadian and U.S. dollars as of March 31, 2012:

	Options	Weighted average exercise price
Outstanding March 28, 2009	727,581	$6.54
Granted	242,944	1.00
Cancelled	(509,121)	6.45
Forfeited	(153,643)	6.42

Outstanding March 27, 2010	307,761	2.37
Granted	64,470	1.22
Cancelled	(47,353)	7.35
Forfeited	(1,664)	5.50
Exercised	(128)	1.05

Outstanding March 26, 2011	323,086	1.39
Granted	175,000	1.07
Exercised	(1,080)	1.05
Cancelled	(888)	7.07

Outstanding March 31, 2012	496,118	$1.26

A summary of the status of Birks’ stock options at March 31, 2012 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$ 1.00	242,944	2.0	$1.00	242,944	$1.00
$ 1.01-1.05	157,674	9.7	1.04	7,674	1.05
$ 1.25	80,000	8.7	1.25	18,333	1.25
$ 7.73	15,500	2.0	7.73	15,500	7.73

	496,118	5.5	$1.26	284,451	$1.38

Included in the above calculation are 242,944 options to purchase Class A voting shares held by the Company’s former Chief Executive Officer which expire on March 31, 2014.

(iv)

Under plans approved by the former Board of Directors of Mayors, the Company has outstanding stock options and SARs issued to employees and members of the Company’s Board of Directors. Under these plans, the option price was required to equal the market price of the stock on the date of the grant or in the case of an individual who owned 10% or more of the common stock of Mayors, the minimum price was to be set at 110% of the market price at the time of issuance. Options granted under these programs generally became exercisable from six months to three years after the date of grant, provided that the individual was continuously employed by Mayors, or in the case of directors, remained on the Board of Directors. All options generally expired no more than ten years after the date of grant. No further awards will be granted under these plans. However, these plans will remain effective until the outstanding awards issued under the plans terminate or expire by their terms. In March 2010, the Company offered employees who held these options the right to amend their current options. The amended options terms would be consistent with the original grant except that the new options would have a lower exercise price, be exercisable for a lesser number of the Company’s Class A voting shares, have a new ten-year term and be subject to different terms in the event of a change in control or if the Company had a going-private transaction. The offer to amend expired on April 16, 2010. Effective April 16, 2010, pursuant to the offer to amend, the Company received tendered eligible stock option covering 38,433 shares of its Class A voting shares, all of which were fully vested and provided fully vested amended options to purchase up to 2,607 shares of the Company’s Class A voting shares, thereby reducing the number of shares issuable upon exercise of outstanding options by 35,826 shares. The amended options have an exercise price of $1.05 per share. The fair value of the cancelled and newly issued options were estimated as of April 16, 2010, using the Black-Scholes pricing model with the following weighted-average assumptions used for the cancelled and newly issued options as of April 16, 2010:

	Cancelled Options	Newly Issued Options
Dividend yield	0%	0%
Expected volatility	128.1%	95.0%
Risk-free interest rate	0.57%	3.79%
Expected term in years	1.2	10.0

Compensation expense of $5,000 was recorded during the year ended March 26, 2011 related to the stock option amendments. No compensation expense was required to be recorded related to the options outstanding under this program for the years ended March 31, 2012 and March 27, 2010, respectively.

The Company also has outstanding, SARs previously issued under the Mayors plan to members of senior management. During the year ended March 27, 2010, 4,347 SARs were cancelled. On March 16, 2010, the Company amended the remaining outstanding SARS by reducing the number of Class A voting shares that are subject to the amended SARS from 108,687 to 21,737 with the exercise price decreasing from $6.21 to $1.00. The amended SARS were given a new 10 year term and are fully exercisable. As of March 31, 2012, the weighted-average remaining contractual life of these awards was 3.2 years and the aggregate intrinsic value was $1,000. The Company recorded $1,000 related to the amendment of the outstanding SARs for fiscal 2010. No compensation expense was recorded in fiscal 2012 and 2011 related to these SARS issued under this plan.

The Company issued new shares to satisfy share-based awards and exercise of stock options. During fiscal 2012, 2010 and 2009, respectively, no cash was used to settle equity instruments granted under share-based payment arrangements and as of March 31, 2012, all of the Company’s stock options were out-of-the-money.

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 28, 2009	285,592	$12.30
Forfeited/cancelled	(16,327)	24.69

Outstanding March 27, 2010	269,265	11.55
Forfeited/cancelled	(47,632)	30.51
Granted	2,607	1.05

Outstanding March 26, 2011	224,240	7.40
Forfeited/cancelled	(6,494)	52.33

Outstanding March 31, 2012	217,746	$6.06

A summary of the status of the option plans at March 31, 2012 is presented below:

Range of exercise prices	Number outstanding	Options outstanding and exercisable
		Weighted average remaining life (years)	Weighted average exercise price
$ 1.05 – 1.05	2,552	8.0	$1.05
$ 2.65 – 3.98	203,461	0.5	3.17
$ 6.00 – 9.00	7,821	2.0	8.16
$68.61 – 155.27	3,912	0.5	155.27

	217,746	0.6	$6.06

Included in the above calculation are 130,425 options that were granted to the Company’s former Chief Executive Officer which expire on October 1, 2012.

(b)

As of March 31, 2012, the Company had outstanding warrants exercisable into 382,693 shares of the Company’s Class A voting shares. These warrants have a weighted average exercise price of $3.42 per share. As of November 1, 2005, these awards were fully-vested and no additional compensation expense will be recognized.

(c)

In connection with its term loan agreement executed in 2003 with Investissement Québec, the lender was entitled to 99,428 options to purchase Class A voting shares at $4.62 (Cdn$4.52) per share. These options expired during fiscal 2011. During fiscal 2011, the Company recorded $17,000 reduction in selling and general administrative expense related to these options. The Company recorded $15,000 of additional interest expense related to these options during fiscal 2010. Interest expense associated with these options in fiscal 2010 was recorded in interest and other financial costs in the Company’s consolidated statement of operations.

(d)	Employee stock purchase plan:

The Company has an Employee Stock Purchase Plan (“ESPP”) that permits eligible employees, which does not include executives of the Company, to purchase the Company’s Class A voting stock at 85% of the Class A voting shares fair market value through regular payroll deductions. A total of 100,000 shares of the Company’s Class A voting shares are reserved for issuance under the ESPP. As of March 31, 2012, 99,995 Class A voting shares were outstanding under the ESPP and no additional shares will be issued under this plan.

No shares were issued under the plan in fiscal 2012, 2011 and 2010.

(e)	Profit sharing plan:

Mayors has a 401(k) Profit Sharing Plan & Trust (the “Plan”), which permits eligible employees to make contributions to the Plan on a pretax salary reduction basis in accordance with the provisions of Section 401(k) of the Internal Revenue Code. Mayors historically made cash contributions of 25% of the employee’s pretax contribution, up to 4% of Mayors employee’s compensation, in any calendar year. Effective January 1, 2009, the Company exercised its right to cancel all future matching contributions to the Plan and as such, no additional matching cash payments were made to the Plan during fiscal 2010, 2011 and 2012.